Non-controlling interest - Summarized cash flows (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net changes in non cash working capital items	$ (11,671)	$ 16,991
Net cash generated from operating activities	72,245	66,981
Net cash used in investing activities	(71,772)	(34,249)
Net cash used in financing activities	(36,888)	(4,066)
Effect of foreign exchange rate changes on cash and cash equivalents	(129)	(173)
(Decrease) increase in cash and cash equivalents	(36,544)	28,493
Cash and cash equivalents, beginning of period	71,473	42,980
Cash and cash equivalents, end of period	34,929	71,473
Dividends paid to non-controlling interest	9,080
Subsidiary Corona
Cash flows from operating activities
Cash generated from operating activities	83,471	64,797
Net changes in non cash working capital items	1,752	(2,992)
Decomissioning liabilities settled	(730)	(405)
Income taxes paid	(23,760)	(12,824)
Net cash generated from operating activities	60,733	48,576
Net cash used in investing activities	(37,903)	(19,205)
Net cash used in financing activities	(54,956)	705
Effect of foreign exchange rate changes on cash and cash equivalents	(31)	(53)
(Decrease) increase in cash and cash equivalents	(32,157)	30,023
Cash and cash equivalents, beginning of period	65,027	35,004
Cash and cash equivalents, end of period	$ 32,870	$ 65,027